Annual Total Returns - FidelityStockSelectorAllCapFund-RetailPRO - FidelityStockSelectorAllCapFund-RetailPRO - Fidelity Stock Selector All Cap Fund - Fidelity Stock Selector All Cap Fund	Nov. 29, 2022
Bar Chart Table:
Annual Return 2012	17.93%
Annual Return 2013	34.06%
Annual Return 2014	11.14%
Annual Return 2015	(0.05%)
Annual Return 2016	9.62%
Annual Return 2017	25.27%
Annual Return 2018	(8.61%)
Annual Return 2019	32.25%
Annual Return 2020	24.88%
Annual Return 2021	23.13%